Postretirement Benefit Plans - Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations (Detail)	Dec. 31, 2017	Dec. 31, 2016
Pension and Other Postretirement Benefits Cost (Reversal of Cost) [Abstract]
Discount rate	1.90%	2.00%
Rate of compensation increase	1.80%	1.90%